Deconsolidation of 58 Home (Tables)	12 Months Ended
Dec. 31, 2017
Issuance Of Restricted Shares And Preference Shares By 58 Daojia [Abstract]
Schedule of Condensed Financial Information of 58 Home
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

	For the year ended December 31, 2016	For the year ended December 31, 2017
	RMB	RMB
Operating result data:
Total revenues	114,484	484,952
Gross profit	90,527	306,207
Loss from operations	(975,358)	(764,049)
Net loss	(1,015,209)	(769,839)

	As of December 31,
	2016	2017
	RMB	RMB
Balance sheets data:
Current assets	1,286,858	878,370
Non-current assets	118,233	1,276,431
Current liabilities	376,174	729,551
Non-current liabilities	—	31,899
Mezzanine equity	2,081,100	1,960,260
Total shareholders’ deficit	(1,052,183)	(566,909)